Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Cash and Cash Equivalents and Restricted Cash

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Cash at bank and on hand	12,962	7,663
Less: restricted cash (a)	(12)	(12)

Cash and cash equivalents(b)	12,950	7,651

(a)	Details of restricted cash are as follows:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Restricted bank deposits	12	12

(b)
At the end of the reporting period, the cash and bank balances of the Group denominated in RMB amounted to RMB12,788 million (2020: RMB6,658 million). The RMB is not freely convertible into other currencies. However, under Mainland China’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Group is permitted to exchange RMB for other currencies through banks authorised to conduct foreign exchange business.